Business Combination (Details) - Schedule of fair values of the identifiable assets - USD ($) $ in Thousands	Nov. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Consideration transferred
Cash paid at closing	$ 23,000
Value of 414,508 common shares transferred at closing	3,676
Fair value of total consideration transferred	26,676
Recognized amounts of identifiable assets acquired
Electrical components	7,081	$ 548	$ 169
Buildings	755
Land	85
Intangible assets - favorable lease	1,800
Total identifiable assets acquired	9,721
Goodwill	$ 16,955